DWS Tax-Exempt Portfolio Shareholder Fees	Apr. 30, 2025 USD ($)
Tax Free Investment Class [Member] | DWS Tax-Exempt Portfolio | Tax-Free Investment Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0